Annual Operating Expenses {- Templeton International Climate Change Fund} - Templeton International Climate Change Fund-06 - Templeton International Climate Change Fund	Jan. 01, 2021
Class A
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.25%
Other expenses	5.77%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	6.74%	[1]
Fee waiver and/or expense reimbursement	(5.51%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.23%	[1],[2]
Class C
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	1.00%
Other expenses	5.77%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	7.49%	[1]
Fee waiver and/or expense reimbursement	(5.51%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.98%	[1],[2]
Class R
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.50%
Other expenses	5.77%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	6.99%	[1]
Fee waiver and/or expense reimbursement	(5.51%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.48%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	5.77%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	6.49%	[1]
Fee waiver and/or expense reimbursement	(5.51%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.98%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	5.77%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	6.49%	[1]
Fee waiver and/or expense reimbursement	(5.51%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.98%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.97% until December 31, 2021. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until December 31, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.